Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based on(4)
Year					COPT Defense TSR	Nareit Office Sector Index TSR(5)	Net Income(6)	FFO per Share(7)
2025	$7,582,340	$8,384,238	$2,802,452	$2,939,842	$132.29	$81.15	$159,534	$2.72
2024	$7,576,091	$13,057,617	$2,574,268	$3,637,948	$141.01	$94.35	$143,942	$2.57
2023	$6,168,342	$7,178,869	$1,672,030	$559,464	$111.85	$77.65	$(74,347)	$2.42
2022	$5,547,060	$8,518,704	$2,114,677	$2,814,964	$108.00	$76.10	$178,822	$2.36
2021	$5,502,562	$7,170,639	$2,231,836	$2,539,830	$111.63	$122.00	$81,578	$2.29

Company Selected Measure Name	FFO per share
Named Executive Officers, Footnote	Represents the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Budorick. Represents the average of the total compensation reported in the Summary Compensation Table for the applicable year for our NEOs other than Mr. Budorick, including:
•for 2025 and 2024: Mr. Snider, our EVP + COO, and Mr. Mifsud, our EVP + CFO;
•for 2023: Mr. Snider, our EVP + COO in December 2023, Mr. Todd Hartman, who served as our EVP + COO until March 2, 2023, and Mr. Mifsud, our EVP + CFO; and
•for 2022 and 2021: Mr. Hartman, our EVP + COO, and Mr. Mifsud, our EVP + CFO.

Peer Group Issuers, Footnote	Pursuant to SEC rules, we are utilizing the Nareit Office Sector Index for TSR comparison within our Pay Versus Performance disclosure as the peer group, as it is the index utilized within our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 7,582,340	$ 7,576,091	$ 6,168,342	$ 5,547,060	$ 5,502,562
PEO Actually Paid Compensation Amount	$ 8,384,238	13,057,617	7,178,869	8,518,704	7,170,639
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Budorick and for the average of the non-CEO NEOs are set forth following the footnotes to this table.
The table below reconciles the amounts reported above for NEO Summary Compensation Table amounts to the amounts reported above as compensation actually paid:

	CEO
	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$7,582,340	$7,576,091	$6,168,342	$5,547,060	$5,502,562
Subtract: Grant Date Fair Value of Awards in Year(1)	(5,085,417)	(5,129,176)	(3,951,507)	(3,583,054)	(3,278,200)
Add: Year-End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	5,349,965	7,040,392	3,997,691	4,228,174	3,454,244
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	(29,795)	1,878,281	20,856	1,066,829	338,161
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	567,145	1,692,029	627,112	892,804	892,746
Subtract: Prior Year-End Value of Grants Forfeited in Year(5)	—	—	—	—	—
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	—	—	316,375	366,891	261,126
Compensation Actually Paid	$8,384,238	$13,057,617	$7,178,869	$8,518,704	$7,170,639

	Non-CEO NEOs
	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$2,802,452	$2,574,268	$1,672,030	$2,114,677	$2,231,836
Subtract: Grant Date Fair Value of Awards in Year(1)	(1,431,335)	(1,208,699)	(1,009,455)	(1,044,106)	(976,715)
Add: Year-End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	1,513,700	1,659,078	610,005	1,232,094	1,029,165
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	(24,538)	338,419	2,096	307,193	74,414
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	79,563	274,882	65,331	146,828	140,535
Subtract: Prior Year-End Value of Grants Forfeited in Year(5)	—	—	(816,120)	—	—
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	—	—	35,577	58,278	40,595
Compensation Actually Paid	$2,939,842	$3,637,948	$559,464	$2,814,964	$2,539,830
(1)Represents the fair value as of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year, as reported in the Summary Compensation Table.
(2)Represents the fair value as of the end of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year.
(3)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and remained outstanding and unvested as of the last day of the indicated fiscal year.
(4)Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year, and vested during the indicated fiscal year.
(5)Represents the fair value as of the last day of the prior fiscal year of stock awards that were forfeited in the indicated fiscal year.
	(6)Represents the dividends and distributions paid in cash on stock awards in the indicated fiscal year not included in the award fair value, which applies to PSU and PB-PIU awards issued in 2018, 2019, and 2020 with a cash settlement feature for dividends or distributions on earned awards.
Non-PEO NEO Average Total Compensation Amount	$ 2,802,452	2,574,268	1,672,030	2,114,677	2,231,836
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,939,842	3,637,948	559,464	2,814,964	2,539,830
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Budorick and for the average of the non-CEO NEOs are set forth following the footnotes to this table.
The table below reconciles the amounts reported above for NEO Summary Compensation Table amounts to the amounts reported above as compensation actually paid:

	CEO
	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$7,582,340	$7,576,091	$6,168,342	$5,547,060	$5,502,562
Subtract: Grant Date Fair Value of Awards in Year(1)	(5,085,417)	(5,129,176)	(3,951,507)	(3,583,054)	(3,278,200)
Add: Year-End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	5,349,965	7,040,392	3,997,691	4,228,174	3,454,244
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	(29,795)	1,878,281	20,856	1,066,829	338,161
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	567,145	1,692,029	627,112	892,804	892,746
Subtract: Prior Year-End Value of Grants Forfeited in Year(5)	—	—	—	—	—
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	—	—	316,375	366,891	261,126
Compensation Actually Paid	$8,384,238	$13,057,617	$7,178,869	$8,518,704	$7,170,639

	Non-CEO NEOs
	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$2,802,452	$2,574,268	$1,672,030	$2,114,677	$2,231,836
Subtract: Grant Date Fair Value of Awards in Year(1)	(1,431,335)	(1,208,699)	(1,009,455)	(1,044,106)	(976,715)
Add: Year-End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	1,513,700	1,659,078	610,005	1,232,094	1,029,165
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	(24,538)	338,419	2,096	307,193	74,414
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	79,563	274,882	65,331	146,828	140,535
Subtract: Prior Year-End Value of Grants Forfeited in Year(5)	—	—	(816,120)	—	—
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	—	—	35,577	58,278	40,595
Compensation Actually Paid	$2,939,842	$3,637,948	$559,464	$2,814,964	$2,539,830
(1)Represents the fair value as of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year, as reported in the Summary Compensation Table.
(2)Represents the fair value as of the end of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year.
(3)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and remained outstanding and unvested as of the last day of the indicated fiscal year.
(4)Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year, and vested during the indicated fiscal year.
(5)Represents the fair value as of the last day of the prior fiscal year of stock awards that were forfeited in the indicated fiscal year.
	(6)Represents the dividends and distributions paid in cash on stock awards in the indicated fiscal year not included in the award fair value, which applies to PSU and PB-PIU awards issued in 2018, 2019, and 2020 with a cash settlement feature for dividends or distributions on earned awards.
Compensation Actually Paid vs. Total Shareholder Return
The graph set forth below illustrates the relationship of our NEO compensation actually paid to our TSR, as well as the relationship of our TSR to that of the peer group (the Nareit Office Sector Index):

Compensation Actually Paid vs. Net Income	The graph set forth below illustrates the relationship of our NEO compensation actually paid to our net income:
Compensation Actually Paid vs. Company Selected Measure	The graph set forth below illustrates the relationship of our NEO compensation actually paid to our FFO per share:
Total Shareholder Return Vs Peer Group
The graph set forth below illustrates the relationship of our NEO compensation actually paid to our TSR, as well as the relationship of our TSR to that of the peer group (the Nareit Office Sector Index):

Tabular List, Table	FFO per share;
•Same Property cash NOI;
•Net debt to in-place adjusted EBITDA ratio, which we refer to as “debt ratio”;
•Investment properties leased space volume;
•Vacant space leasing volume; and
	•Year-end occupancy.
Total Shareholder Return Amount	$ 132.29	141.01	111.85	108.00	111.63
Peer Group Total Shareholder Return Amount	81.15	94.35	77.65	76.10	122.00
Net Income (Loss)	$ 159,534,000	$ 143,942,000	$ (74,347,000)	$ 178,822,000	$ 81,578,000
Company Selected Measure Amount | $ / shares	2.72	2.57	2.42	2.36	2.29
PEO Name	Mr. Budorick	Mr. Budorick	Mr. Budorick	Mr. Budorick	Mr. Budorick
Additional 402(v) Disclosure	Pursuant to SEC rules, the total shareholder return (“TSR”) comparison assumes $100 was invested on December 31, 2020 in either our common shares or common equity of the peer group (the Nareit Office Sector Index). Presented in thousands.
Measure:: 1
Pay vs Performance Disclosure
Name	FFO per share
Non-GAAP Measure Description	We consider the most important financial measure in linking our pay to performance to be FFO per share, which is the highest weighted objective in our AIA program. For further disclosure pertaining to this measure, refer to Appendix A of this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Same Property cash NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Net debt to in-place adjusted EBITDA ratio, which we refer to as “debt ratio”
Measure:: 4
Pay vs Performance Disclosure
Name	Investment properties leased space volume
Measure:: 5
Pay vs Performance Disclosure
Name	Vacant space leasing volume
Measure:: 6
Pay vs Performance Disclosure
Name	Year-end occupancy
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,085,417)	$ (5,129,176)	$ (3,951,507)	$ (3,583,054)	$ (3,278,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,349,965	7,040,392	3,997,691	4,228,174	3,454,244
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,795)	1,878,281	20,856	1,066,829	338,161
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	567,145	1,692,029	627,112	892,804	892,746
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	316,375	366,891	261,126
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,431,335)	(1,208,699)	(1,009,455)	(1,044,106)	(976,715)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,513,700	1,659,078	610,005	1,232,094	1,029,165
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,538)	338,419	2,096	307,193	74,414
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,563	274,882	65,331	146,828	140,535
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(816,120)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 35,577	$ 58,278	$ 40,595